OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	$ 116,760	$ 83,390
Argentine peso [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	16	460
Brazilian real [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	9,775	8,475
Chilean peso [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	4,502	4,056
Colombian peso [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	1,727	500
Euro [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	4,104	3,236
U.S.A dollar [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	93,247	63,922
Other currencies [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of composition by currencies of other financial assets [Line Items]
Total	$ 3,389	$ 2,741